T. ROWE PRICE Institutional Large-Cap Core Growth Fund
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.0%
COMMUNICATION
SERVICES  14.0%
Entertainment  2.5%
Netflix (1) 64,475 77,300
77,300
Interactive Media &
Services  10.6%
Alphabet, Class A  126,151 30,667
Alphabet, Class C  479,350 116,746
Meta Platforms, Class A  248,384 182,408
329,821
Wireless Telecommunication
Services  0.9%
T-Mobile U.S.  115,755 27,709
27,709
Total Communication Services 434,830
CONSUMER
DISCRETIONARY  15.6%
Automobiles  3.1%
Tesla (1) 213,723 95,047
95,047
Broadline Retail  6.6%
Amazon.com (1) 870,699 191,179
Sea, ADR (1) 81,959 14,649
205,828
Hotels, Restaurants &
Leisure  1.9%
Booking Holdings  5,253 28,362
Chipotle Mexican Grill (1) 350,899 13,752
DoorDash, Class A (1) 61,274 16,666
58,780
Specialty Retail  4.0%
Carvana (1) 265,022 99,977
Ross Stores  72,543 11,055
TJX  93,305 13,486
124,518
Total Consumer Discretionary 484,173
CONSUMER STAPLES  0.7%
Food Products  0.2%
Mondelez International, Class A  86,481 5,403
5,403
Household Products  0.5%
Colgate-Palmolive  103,553 8,278
Procter & Gamble  45,368 6,971
15,249
Total Consumer Staples 20,652
FINANCIALS  7.6%
Capital Markets  1.3%
Charles Schwab  88,326 8,432
Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group  13,773 10,968
Morgan Stanley  74,446 11,834
S&P Global  17,155 8,350
39,584
Financial Services  5.2%
Adyen (EUR) (1) 3,127 5,032
Mastercard, Class A  121,921 69,350
Visa, Class A  257,160 87,789
162,171
Insurance  1.1%
Chubb  89,032 25,129
Marsh & McLennan  46,929 9,458
34,587
Total Financials 236,342
HEALTH CARE  5.5%
Health Care Equipment &
Supplies  1.6%
Intuitive Surgical (1) 80,805 36,138
Stryker  35,837 13,248
49,386
Health Care Providers &
Services  0.7%
UnitedHealth Group  62,817 21,691
21,691
Life Sciences Tools &
Services  1.0%
Danaher  72,573 14,388
Thermo Fisher Scientific  30,829 14,953
29,341
Pharmaceuticals  2.2%
Eli Lilly  90,184 68,810
68,810
Total Health Care 169,228
INDUSTRIALS & BUSINESS
SERVICES  3.5%
Aerospace & Defense  2.0%
General Electric  184,297 55,440
TransDigm Group  5,342 7,041
62,481
Commercial Services &
Supplies  0.3%
Cintas  31,719 6,511
Veralto  16,364 1,744
8,255
Electrical Equipment  0.6%
GE Vernova  31,255 19,219
19,219
Ground Transportation  0.2%
Old Dominion Freight Line  38,811 5,464
5,464

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates  0.4%
Roper Technologies  24,177 12,057
12,057
Total Industrials & Business Services 107,476
INFORMATION
TECHNOLOGY  50.0%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  61,998 13,610
13,610
IT Services  0.9%
Shopify, Class A (1) 183,043 27,202
27,202
Semiconductors & Semiconductor
Equipment  22.0%
ASML Holding  23,788 23,029
Broadcom  446,319 147,245
Monolithic Power Systems  15,688 14,443
NVIDIA  2,552,887 476,318
Taiwan Semiconductor
Manufacturing, ADR  59,632 16,654
Texas Instruments  38,801 7,129
684,818
Software  17.9%
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320 (1)(2)(3) 3,708 6,104
Crowdstrike Holdings, Class A (1) 22,611 11,088
Datadog, Class A (1) 33,008 4,700
Gusto, Acquisition Date: 10/4/21,
Cost $2,093 (1)(2)(3) 72,683 1,854
Microsoft  793,100 410,786
OpenAI, Rights, Acquisition Date:
8/15/25, Cost $1,023 (1)(2)(3)(4) 1,023,208 1,615
Oracle  156,400 43,986
Palantir Technologies, Class A (1) 44,545 8,126
ServiceNow (1) 56,301 51,813
Synopsys (1) 31,436 15,510
555,582
Technology Hardware, Storage &
Peripherals  8.8%
Apple  1,077,118 274,267
274,267
Total Information Technology 1,555,479
MATERIALS  0.6%
Chemicals  0.6%
Linde  20,543 9,758
Sherwin-Williams  29,020 10,048
Total Materials 19,806
Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  0.5%
Electric Utilities  0.5%
Constellation Energy  48,408 15,930
Total Utilities 15,930
Total Common Stocks (Cost
$759,107) 3,043,916
CONVERTIBLE PREFERRED STOCKS  0.7%
INFORMATION
TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)
(2)(3) 233 384
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44 (1)(2)
(3) 26 43
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $4 (1)(2)(3) 2 3
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $1,958 (1)(2)(3) 33,114 4,967
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $5,925 (1)(2)(3) 80,631 12,095
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $542 (1)(2)(3) 7,379 1,107
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(2)(3) 98,373 2,508
Total Information Technology 21,107
Total Convertible Preferred Stocks
(Cost $11,860) 21,107
CORPORATE BONDS  0.2%
Carvana, 9.00%, 6/1/30, (11.00%
Cash or 13.00% PIK until 8/15/25
then 9.00% Cash to maturity) (5)(6) 2,513,609 2,630
Carvana, 9.00%, 6/1/31, (14.00%
PIK until 8/15/25 then 9.00% Cash to
maturity) (5)(6) 3,613,824 4,092
Total Corporate Bonds (Cost
$5,511) 6,722
EQUITY FUNDS  1.0%
Invesco QQQ Trust, Series 1  30,480 18,299
iShares Russell 1000 Growth ETF  24,983 11,703
Total Equity Funds (Cost $29,937) 30,002

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve
Fund, 4.16% (7)(8) 7,091,763 7,092
Shares/Par $ Value
(Cost and value in $000s)
‡
Total Short-Term Investments
(Cost $7,092) 7,092
Total Investments in
Securities  100.1%
(Cost $813,507) $ 3,108,839
Other Assets Less Liabilities
(0.1)% (2,216)
Net Assets 100.0% $ 3,106,623
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $30,680 and represents 1.0% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,722 and represents 0.2% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.16% $ — # $ — $ 556 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government Reserve Fund, 4.16% $ 12,430 ¤ ¤ $ 7,092 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $556 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,092.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Large-Cap Core Growth Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Institutional Large-Cap Core Growth Fund

decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,029,311 $ 5,032 $ 9,573 $ 3,043,916
Convertible Preferred Stocks — — 21,107 21,107
Corporate Bonds — 6,722 — 6,722
Equity Funds 30,002 — — 30,002
Short-Term Investments 7,092 — — 7,092
Total $ 3,066,405 $ 11,754 $ 30,680 $ 3,108,839

T. Rowe Price Institutional Large-Cap Core Growth Fund

similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E148-054Q3 09/25